Related Party Transactions	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 3. Related Party Transactions

Notes Payable – Related Party consists of balances due to original founders David Fuhrman and Robert Sargent, for additional services performed on behalf of the Company. As of December 31, 2013 and December 31, 2012, the Company has related party notes totaling $567,472 and $571,872, respectively. In January 2012, the Company entered into a note payable with a related party in the amount of $10,000. In May 2012, the Company entered into two notes with related parties in the amounts of $11,000 and $9,000. The Company paid $18,600 toward these two notes in July 2012, leaving $1,400 outstanding on the David Fuhrman note as of December 31, 2012. The remaining $1,400 outstanding on the David Fuhrman note was paid in full in February 2013. In 2012 the Company also entered into two notes with related parites in the amount of $12,000 and $3,000. The Company paid $3,000 toward these two notes in June 2013, leaving $12,000 outstanding on the notes as of December 31, 2013.

Interest expenses on the related party notes payable accrues at a rate of six percent per annum and was $34,076 for the year ended December 31, 2013 and $34,363 for the year ended December 31, 2012. The interest on the related party notes was recorded as an increase to equity, since the interest amounts are not expected to be paid out, but are being contributed to the Company by primary shareholders.

Balance December 31, 2011	$560,472
Add: 2012 Accrual	30,000
Less: 2012 Payments	(18,600)

Balance December 31, 2012	$571,872
Add: 2013 Accrual	-
Less: 2013 Payments	(4,400)

Balance December 31, 2013	$567,472

A customer of the Company, Data in Motion LLC, is also a related party. This entity is majority owned by the majority shareholder and Chairman of the Company and a relative of the Chairman, though no financial support is provided by the Company to this entity. The Company recorded revenues from this related party of $673,900 (approximately 69% of total revenue) for the year ending December 31, 2013, and $558,423 (approximately 45% of total revenue) for the year ending December 31, 2012. In addition, the Company had related party accounts receivable for consulting services provided to this entity amounting to $314,403 and $0 as of December 31, 2013 and December 31, 2012, respectively.

The Company also has a related party note receivable for consulting services provided to this entity valued at $124,720 and $408,220 as of December 31, 2013 and 2012, respectively. This note bears interest at 6% per annum.   The term of note shall be six years with a maturity date of January 1, 2019.  The Company recorded $18,411 and $0 of interest income related to this note for years ending December 31, 2013 and 2012, respectively.

In 2010 the Company entered into an agreement with an entity which is owned by a relative of the president of the Company to provide financial management consulting services. The agreement states that for each hour of services billed to the Company, the associated fee shall be contributed to the Company. For the years ended December 31, 2013 and 2012, the Company recognized contributions of $31,800 and $26,800, respectively, which were recorded as contributed services and recorded to paid in capital. Additionally, the Company recognized services contributed by the president of the Company in the amount of $48,500 and $55,000 for a total of $80,300 and $81,800 of contributed services for the years ended December 31, 2013 and 2012, respectively.